CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES	CONVERTIBLE NOTES
PIPE Convertible Notes
Concurrently with the execution of the Business Combination and for the purposes of raising the cash portion of the consideration for the Business Combination, Seven Oaks entered into Subscription Agreements with the PIPE Investors. Pursuant to these agreements, upon the Closing on December 8, 2021, the Company issued an aggregate of $87,500,000 in principal amount of PIPE Convertible Notes. The PIPE Convertible Notes will bear interest at a rate of 7.00% per annum payable semi-annually on June 15 and December 15 of each year, commencing June 15, 2022. The PIPE Convertible Notes will mature on December 15, 2026, unless earlier repurchased by the Company or converted at the option of the holders. Upon conversion, the Company will settle conversions of PIPE Convertible Notes through payment or delivery, as the case may be, of cash, shares of its common stock, or a combination of cash and shares of its common stock, at the Company's election.
The initial conversion rate for the PIPE Convertible Notes is 83.333 shares of common stock per $1,000 principal amount of the PIPE Convertible Notes (which represents an initial conversion of approximately $12.00 per share). The conversion rate for the PIPE Convertible Notes will be subject to adjustment upon the occurrence of certain specified events but will not be adjusted for accrued and unpaid interest. In addition, if a make-whole fundamental change (as defined in the indenture governing the PIPE Convertible Notes) or a redemption with respect to the PIPE Convertible Notes occurs prior to the maturity date, under certain circumstances as specified in the relevant indenture, the Company will increase the conversion rate for the PIPE Convertible Notes by a number of additional shares of the Company's common stock for a holder that elects to convert its notes in connection with such make-whole fundamental change or redemption.
The Company is required to repurchase the PIPE Convertible Notes upon a fundamental change (as defined in the indenture governing the PIPE Convertible Notes) at a fundamental repurchase price equal to 101% of the principal amount plus any accrued and unpaid interest. On or after December 20, 2024, respectively, the Company may redeem for cash all or any portion of the PIPE Convertible Notes, at the Company's option if the last reported sale price of the Company's common stock has been at least 130% of the conversion price in effect for at least 20 trading days (whether or not consecutive) during any 30-consecutive trading-day period.
To the extent that the Company is unable to pay cash interest on the PIPE Convertible Notes on each interest payment date because of restrictions in the Company's new term loan agreement (as discussed in Note 6), or at the election of the Company to defer interest payments, an amount equal to the unpaid interest then due will be added to the principal amount, without any action by the Company or the lender of the new term loan. The interest that is capitalized with, or added to, the principal amount is known as “PIK Interest.” As of December 31, 2021, the Company accrued for $391,319 of interest using the stated interest rate. Prior to each interest period, the Company will determine whether to pay cash interest or defer to PIK Interest.
As discussed in Note 1, $10,534,127 of the transaction costs incurred as part of the Business Combination were allocated to the PIPE Convertible Notes and treated as debt issuance costs. As of December 31, 2021, the remaining period over which the debt issuance costs will be amortized was 4.95 years.
The indenture related to the Subscription Agreements includes customary affirmative and negative covenants including, among other things, compliance with applicable law, payment terms, events of default, and the terms surrounding the ability to repurchase the PIPE Convertible Notes.
Convertible Promissory Notes
On May 15, 2020, May 26, 2020 and May 29, 2020, the Company issued Subordinated Convertible Promissory Notes (each, a “Note”) in an aggregate principal amount of $8,215,000 pursuant to the Note Purchase Agreement, dated May 15, 2020, by and among the Company and the noteholders. The maturity date of the Notes is the earlier of (a) two years from the Note issuance; (b) upon acceleration due to an event of default; and (c) upon conversion of the Notes in connection with the Company raising equity proceeds of $25,000,000 or more inclusive of the principal amount of the Notes. The Notes accrue 0.25% simple interest per annum (the short-term AFR fixed on the respective Note issuance date). The Notes converted into Series E-2 preferred stock as a result of the Series E raise in June 2020.
In accordance with ASC 815-15-25 the conversion feature of the Promissory Note was considered an embedded derivative instrument that required bifurcation and separate accounting. The feature was recorded at its fair value at issuance date and separated from the underlying note value. The Promissory Note was converted in the same quarter as issuance. Upon conversion, the Company performed a final valuation of the embedded derivative’s fair value which resulted in a loss of $4,323,770 which was recorded in other income (expense), net. The fair market value of the derivative was calculated using a discounted cash flow model, which utilized the original implied discount rate and an adjustment for a change in the market spread. Additionally, the Promissory Note and bifurcated derivative were removed at the carrying amounts, with the difference in the then-current fair value of the shares issued of $102,972 being recorded as a loss on extinguishment within other income (expense), net. There was no impact on the Consolidated Balance Sheets as the issuance and conversion of the note occurred within the same quarter of 2020.
Immediately prior to the consummation of the Business Combination, all of the Old Boxed preferred stock, including the Series E-2 preferred stock discussed above, converted into shares of Old Boxed common stock. Then upon Closing, each share of Old Boxed common stock converted into the right to receive approximately 0.9498 shares of New Boxed common stock.
DEBT
In June 2020, the Company amended and extended the loan and security agreement (the “Credit Agreement”), originally dated previously amended in December 2017, January 2018, and March 2020. The June 2020 amendment, which was the Seventh Amendment to the Credit Agreement, granted the Company a term loan in the principal amount of $7,500,000 with a maturity date of December 22, 2022, of which $5,132,500 was immediately drawn. In July 2020, the Company drew down on the remaining $2,367,500 of principal in this most recent amendment, increasing the Company’s total borrowings to $7,500,000. The Seventh Amendment also reduced the available letters of credit from $11,000,000 to $4,000,000. As of December 31, 2020, the Company had issued $2,571,667 letters of credit, out of the $4,000,000 available.
The Credit Agreement provided the bank a first perfected security interest in all of the Company’s assets with a negative pledge on intellectual property. As of December 31, 2020 and 2019, outstanding amounts drawn on the Credit Agreements accrued interest at a floating per annum rate equal to three and one-quarter of one percentage points (3.25%) above the Prime Rate for 2020 and 2019, respectively.
In connection with the Credit Agreement and associated amendments, the Company had issued warrants to purchase (i) 15,107 shares of common stock at a price of $0.95 per share on June 24, 2015 (ii) 10,000 shares of common stock at a price of $2.33 per share on December 22, 2016, and (iii) 12,500 shares of common stock at a price of $3.04 per share on May 22, 2018. Refer to Note 12 for a discussion around the cashless exercise of these warrants upon consummation of the Business Combination.
On August 4, 2021, the Company entered into a new term loan agreement (the “New Term Loan”). The New Term Loan will provide the Company with $45,000,000 at a floating per annum rate of LIBOR plus 8.5%, with a maturity date of August 4, 2025. Should LIBOR no longer be published, the agreement provides for an alternative benchmark rate (which may include Term SOFR). The agreement provides the lender with a first priority security interest in all of the Company’s assets and contains a certain number of financial covenants, which requires us to (i) maintain minimum unrestricted cash balance of $15,000,000, (ii) maintain minimum net Retail revenue based upon agreed quarterly targets; and (iii) maintain a Retail gross margin percentage of at least 8%. These net Retail revenue and Retail gross margin targets are tested quarterly on a trailing twelve-month basis. The agreement also includes other affirmative and negative covenants, which, among other things, restricts the Company’s ability to pay dividends or make any distributions, incur indebtedness, incur liens, and sell substantially all of its assets. The agreement also subjects the Company to certain reporting covenants. The Company is required to provide monthly, quarterly and annual financial statements, operating budget and metrics, and other financial information as requested. Also in connection with the New Term Loan, the Company issued 126,993 warrants to purchase price stock at an exercise price of $7.0871, which expire on August 4, 2031. A portion of the proceeds from the New Term Loan was first allocated to the warrants in an amount equal to the fair value of the warrants on the date of issuance and the remainder of the proceeds were allocated to debt. These warrants were cashless exercised immediately prior to the closing of the Business Combination and as a result, there were no warrants outstanding associated with the New Term Loan as of December 31, 2021. Refer to Note 11 for further details regarding the Company’s warrants.
Further, on August 4, 2021, the Company repaid the outstanding principal balance of the Seventh Amendment of its Credit Agreement of $5,000,000 and recognized a loss on extinguishment of debt in the amount of $202,723. In connection with the loan repayment, the Company’s letter of credit was modified and the Company is now required to maintain cash collateral for the outstanding letters of credit. As a result, the cash collateral related to the outstanding letters of credit are segregated in restricted cash accounts as of the third quarter of 2021.
As of December 31, 2021, the Company had approximately $2,767,471 of letters of credit issued, of which none were drawn.
Amounts outstanding under long-term debt, including the PIPE Convertible Notes (discussed in Note 5), consisted of the following as of December 31, 2021 and 2020. The estimated fair value of long-term debt is approximated at its carrying value as of these reporting dates.

	December 31,
	2021	2020
New Term loan, matures August 2025	$43,286,747	$—
7th Amendment term loan, matures December 2022	—	7,500,000
PIPE Convertible Notes(1)	77,047,475	—
Total debt	$120,334,222	$7,500,000
Less: current portion	—	(3,750,000)
Long-term debt	$120,334,222	$3,750,000
Aggregate maturities of debt as of December 31, 2021 are as follows:

2022	$—
2023	—
2024	—
2025	43,286,747
2026	77,047,475
Total	$120,334,222
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(1)As discussed in Note 5, the PIPE Convertible Notes will mature in 2026, unless earlier repurchased by the Company or converted at the option of the holders.